UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005
Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2018
Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 28, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Massachusetts (99.3%)
Arlington MA GO	5.000%	12/1/28	1,535	1,855
Arlington MA GO	5.000%	12/1/29	1,535	1,850
Arlington MA GO	4.000%	12/1/30	1,535	1,671
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/26	475	554
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/27	350	412
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/28	400	467
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/29	420	488
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/30	450	520
Boston MA GO	5.000%	4/1/28	2,140	2,497
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	1,995	2,001
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,415	5,431
1 Boston MA Water & Sewer Commission
Revenue	5.000%	5/1/19 (Prere.)	3,725	3,875
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	750	850
Essex MA North Shore Agricultural & Technical
School District GO	4.000%	6/1/39	2,810	2,892
Holyoke MA GO	5.000%	9/1/30	1,690	1,885
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	2,855
Massachusetts Bay Transportation Authority
Assessment Revenue	4.000%	7/1/37	5,000	5,162
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	7,705	8,537
Massachusetts Bay Transportation Authority
General Transportation Revenue VRDO	1.100%	3/7/18	1,205	1,205
Massachusetts Bay Transportation Authority
Revenue VRDO	1.050%	3/7/18	7,145	7,145
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	3,979
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/27	6,025	7,199
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/32	2,870	3,021
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/32	2,900	3,636
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	2,000	2,465
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	10,000	12,579
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	3,000	3,130
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,980	2,066

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	1,090	1,260
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	2,145	2,302
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/36	4,695	5,417
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/38	280	322
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/39	1,045	1,197
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	3,500	4,002
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/44	7,470	8,508
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,244
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	2,000	2,247
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,798
Massachusetts Clean Water Trust Revenue	5.000%	2/1/28	3,000	3,445
Massachusetts Clean Water Trust Revenue	5.000%	8/1/28	4,500	5,507
Massachusetts Clean Water Trust Revenue	5.000%	8/1/29	3,545	4,326
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,399
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	2,085	2,347
Massachusetts College Building Authority
Revenue	5.000%	5/1/20 (Prere.)	1,610	1,727
Massachusetts College Building Authority
Revenue	5.000%	5/1/20 (Prere.)	1,500	1,609
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,227
Massachusetts College Building Authority
Revenue	5.000%	5/1/26	1,480	1,681
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	1,200	1,360
Massachusetts College Building Authority
Revenue	4.000%	5/1/29	2,015	2,167
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,090	1,205
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	2,000	2,267
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	910	1,045
Massachusetts College Building Authority
Revenue	4.000%	5/1/32	3,435	3,644
Massachusetts College Building Authority
Revenue	4.000%	5/1/34	675	710
Massachusetts College Building Authority
Revenue	4.000%	5/1/36	740	774
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	4,025	4,436
Massachusetts College Building Authority
Revenue	4.000%	5/1/37	775	809
Massachusetts College Building Authority
Revenue	4.000%	5/1/38	785	818
Massachusetts College Building Authority
Revenue	5.000%	5/1/39	3,000	3,350

Massachusetts College Building Authority
Revenue	5.000%	5/1/41	5,000	5,497
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,602
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	3,715
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	5,620	5,923
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,476
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	3,015	3,168
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	1.080%	3/7/18	1,350	1,350
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	1.090%	3/7/18 LOC	13,975	13,975
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,681
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/41	10	11
Massachusetts Development Finance Agency
Revenue (Babson College)	5.000%	10/1/42	2,000	2,260
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34	1,500	1,653
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	15	16
Massachusetts Development Finance Agency
Revenue (Bentley University)	4.000%	7/1/35	25	26
Massachusetts Development Finance Agency
Revenue (Bentley University)	5.000%	7/1/40	5,750	6,457
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/28	70	81
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	10	12
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,770	2,036
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	3,450	3,800
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,201
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,360
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,631
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,554
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,359
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	540	565
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/38	2,950	3,393

Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,138
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/42	2,000	2,288
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	4.000%	7/1/19	395	405
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/20	500	533
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	350	380
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	2,995	3,362
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	470	531
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/24	1,610	1,790
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/26	1,175	1,291
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/28	535	606
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	3,100	3,488
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,555	2,751
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	600	677
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/30	2,450	2,742
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/30	1,000	1,123
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/31	4,245	4,737
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/32	3,000	3,339
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	2,000	2,209
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/35	1,050	1,156
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/37	1,000	1,095
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/44	7,000	7,579
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	4.000%	7/1/47	3,000	2,932
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,691
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,925
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	3,000	3,066
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/46	3,015	3,398
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	5,000	5,540
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	6,075	7,522

2 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	1.150%	3/7/18 LOC	5,200	5,200
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	5.250%	4/1/21 (Prere.)	4,095	4,520
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	4.000%	4/1/41	9,500	9,736
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/28	3,055	3,495
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	1,000	1,113
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,000	1,102
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/37	1,000	1,098
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	1,000	1,097
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	630
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	579
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/34	2,440	2,748
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/46	4,000	4,432
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.000%	5/1/35	5,210	5,906
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/30	2,115	2,444
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/31	750	864
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41	11,125	12,511
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/46	4,000	4,477
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	4,665	5,026
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/20 (Prere.)	5,460	5,800
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/28	1,825	2,046
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/32	1,500	1,699
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/33	1,500	1,692
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/35	1,000	1,122
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/35	3,000	3,281
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/36	3,670	4,111
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	3,125	3,484
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	540	555
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	5,960	6,480

Massachusetts Development Finance Agency
Revenue (Emerson College)	5.250%	1/1/42	1,700	1,908
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	4,330	4,761
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/30	750	836
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	5,205	5,651
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	4.000%	10/1/46	9,035	8,817
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	740	804
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	260	283
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	9,790	10,643
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/21 (Prere.)	11,000	12,102
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/27	1,770	2,110
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/29	700	772
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/36	3,500	3,686
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	4,460	5,583
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/28	800	863
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/31	160	181
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/32	50	56
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40	1,760	1,945
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45	11,940	13,040
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/32	605	653
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital
Obligated Group)	5.000%	7/1/47	2,500	2,631
Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	1/1/33	4,405	5,001
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,099
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	6,030	6,364
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/19	175	183
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/21	300	330
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/23	250	284

Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/26	1,380	1,537
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/31	400	455
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/32	300	340
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/37	450	506
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,085	2,236
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/37	300	325
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/42	500	540
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	2,040	2,179
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	1,500	1,620
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/47	8,700	9,362
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.625%	7/15/36	1,000	1,083
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	5,755	6,220
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/32	1,900	1,843
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.125%	10/1/42	1,825	1,750
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/57	1,000	1,048
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,594
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,933
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,059
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.250%	3/1/37	20	22
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/39	3,600	3,959
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,617
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/20 (Prere.)	4,000	4,347
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21 (Prere.)	3,980	4,386
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21 (Prere.)	2,935	3,234
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	2,000	2,257
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/29	6,000	6,936
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	3,500	4,089
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	1,500	1,681

Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	3,130	3,633
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	2,770	3,004
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/32	8,000	8,375
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/32	2,610	3,020
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/33	1,810	2,086
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/34	3,000	3,444
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/35	3,500	3,606
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/36	5,000	5,139
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	20	22
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/40	3,000	3,346
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/41	8,000	8,143
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/45	3,775	4,197
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	4,530	5,071
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/30/25	10,000	11,502
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) VRDO	1.090%	3/1/18 LOC	28,825	28,825
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/38	1,545	1,750
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/43	8,295	9,349
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/32	500	535
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/35	1,500	1,587
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,144
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/29	1,820	2,040
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	2,000	2,246
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/36	2,250	2,471
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,336
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/28	850	963
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/36	4,525	4,525
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/41	3,000	3,263

Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,712
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/34	1,010	1,154
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/35	2,000	2,280
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	4.000%	7/1/41	6,130	6,286
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/20	500	534
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/21	725	790
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	750	831
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,146
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/33	1,500	1,676
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/34	2,000	2,227
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/35	1,160	1,287
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/36	1,000	1,105
Massachusetts Development Finance Agency
Revenue (Suffolk University)	4.000%	7/1/39	6,975	7,018
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.750%	7/1/39	710	738
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,200	3,345
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/21 (Prere.)	510	577
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	1,195	1,357
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	2,700	3,093
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.250%	1/1/27	1,420	1,572
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	1,800	2,044
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/36	350	393
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	805	905
Massachusetts Development Finance Agency
Revenue (Tufts University)	5.000%	8/15/38	1,015	1,153
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.500%	7/1/21 (Prere.)	5,220	5,836
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/27	1,630	1,895

Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/29	25	28
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/29	1,000	1,136
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/30	2,470	2,794
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/31	1,000	1,116
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.500%	7/1/31	280	304
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/32	1,200	1,336
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/38	3,000	3,272
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	4.000%	7/1/44	8,400	8,107
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/44	1,935	2,111
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	250	266
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	2,955
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/31	1,000	1,117
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/41	700	759
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/46	2,355	2,546
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,211
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology
Inc.)	5.000%	10/1/46	4,250	4,640
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/45	2,825	3,049
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/29	505	590
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/32 (12)	1,620	953
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,500	1,589
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/33 (12)	3,290	1,847
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,500	1,582
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/34	1,000	1,051

Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/35	1,500	1,571
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/35	1,720	1,947
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36	1,000	1,130
Massachusetts Development Finance Agency
Revenue (Wheaton College)	5.000%	1/1/42	2,000	2,265
Massachusetts Development Finance Agency
Revenue (Wheaton College)	5.000%	1/1/47	1,000	1,128
Massachusetts Development Finance Agency
Revenue (Wheaton College)	5.000%	1/1/53	1,150	1,283
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/29	1,050	1,255
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/30	1,000	1,189
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/33	5,600	6,532
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/34	2,390	2,778
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,494
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	3.000%	9/1/18	150	151
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	4.000%	9/1/19	140	145
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	4.000%	9/1/20	145	153
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/21	160	177
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/22	160	180
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/23	130	149
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/28	365	429
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/29	100	117
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/30	120	139
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/31	130	151
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/32	100	116
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/35	100	115
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/36	295	337
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/37	145	165
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/42	550	621
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/47	700	788
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,650	2,884

Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/52	10,095	11,215
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/34	1,295	1,436
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	6,470	7,152
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	1,000	1,105
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/22 (Prere.)	3,025	3,412
Massachusetts Federal Highway Revenue	5.000%	6/15/27	6,035	6,968
Massachusetts GO	5.250%	8/1/20	4,740	5,147
Massachusetts GO	5.000%	8/1/21 (Prere.)	6,500	7,188
Massachusetts GO	5.000%	7/1/22 (Prere.)	9,010	10,174
Massachusetts GO	5.000%	1/1/26	2,510	2,967
Massachusetts GO	5.000%	7/1/28	4,000	4,836
Massachusetts GO	5.000%	7/1/28	3,730	4,510
Massachusetts GO	5.000%	7/1/28	10,740	12,624
Massachusetts GO	5.000%	7/1/30	560	652
Massachusetts GO	5.500%	8/1/30 (2)	7,000	8,665
Massachusetts GO	5.000%	7/1/32	3,460	4,000
Massachusetts GO	4.000%	8/1/32	5,000	5,219
Massachusetts GO	4.000%	12/1/32	3,400	3,561
Massachusetts GO	5.000%	7/1/33	5,215	6,008
Massachusetts GO	4.500%	7/1/34	11,170	12,150
Massachusetts GO	5.000%	7/1/34	5,000	5,740
Massachusetts GO	5.000%	12/1/34	13,015	15,026
Massachusetts GO	4.000%	4/1/35	5,010	5,233
Massachusetts GO	4.000%	5/1/35	5,000	5,213
Massachusetts GO	5.000%	7/1/35	5,000	5,724
Massachusetts GO	5.000%	7/1/35	4,095	4,697
Massachusetts GO	5.000%	8/1/36	9,100	9,968
Massachusetts GO	5.000%	12/1/36	3,000	3,446
Massachusetts GO	5.000%	4/1/37	6,430	7,374
Massachusetts GO	5.000%	7/1/37	500	571
Massachusetts GO	5.000%	8/1/37	5,000	5,473
Massachusetts GO	5.000%	11/1/37	8,050	9,297
Massachusetts GO	4.000%	4/1/38	4,000	4,132
Massachusetts GO	5.000%	7/1/38	5,000	5,693
Massachusetts GO	5.000%	12/1/38	2,510	2,873
Massachusetts GO	4.000%	12/1/39	500	517
Massachusetts GO	4.250%	12/1/39	2,000	2,097
Massachusetts GO	5.000%	1/1/40	10,000	11,453
Massachusetts GO	5.000%	7/1/40	8,000	9,079
Massachusetts GO	5.000%	3/1/41	8,000	8,975
Massachusetts GO	4.000%	9/1/41	3,000	3,072
Massachusetts GO	5.000%	4/1/42	8,650	9,817
Massachusetts GO	5.250%	4/1/42	3,000	3,489
Massachusetts GO	4.000%	9/1/42	6,900	7,065
Massachusetts GO	4.000%	2/1/43	6,250	6,401
Massachusetts GO	4.000%	6/1/43	7,820	8,016
Massachusetts GO	4.500%	8/1/43	3,705	3,962
Massachusetts GO	4.500%	12/1/43	3,745	4,028
Massachusetts GO	4.000%	2/1/44	6,140	6,283
Massachusetts GO	4.000%	12/1/44	8,350	8,542
Massachusetts GO	4.000%	5/1/45	5,000	5,141
Massachusetts GO	5.000%	7/1/45	2,000	2,261

Massachusetts GO	5.000%	11/1/45	5,825	6,638
Massachusetts GO	4.000%	12/1/45	8,505	8,694
Massachusetts GO	4.000%	2/1/46	5,000	5,109
Massachusetts GO	3.000%	9/1/46	13,290	11,520
Massachusetts GO	5.000%	4/1/47	14,950	16,905
Massachusetts GO	5.250%	4/1/47	7,000	8,111
Massachusetts GO VRDO	1.100%	3/7/18	1,455	1,455
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)	5.500%	7/1/19 (Prere.)	75	79
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)	5.750%	7/1/19 (Prere.)	280	295
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	1.040%	3/1/18 LOC	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	1.060%	3/1/18 LOC	16,195	16,195
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	1.100%	3/1/18 LOC	11,800	11,800
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music,
Inc.)	5.000%	10/1/26	120	120
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	2,575	2,606
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	315	319
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.000%	7/1/18 (Prere.)	2,000	2,024
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/18 (Prere.)	3,015	3,053
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/18 (Prere.)	3,500	3,544
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,268
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,128
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood Memorial
Hospital) VRDO	1.110%	3/1/18 LOC	6,050	6,050
Massachusetts Health & Educational Facilities
Authority Revenue (Lowell General Hospital)	5.125%	7/1/35	175	184
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	3,010	3,753
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	1.120%	3/1/18	2,100	2,100
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,505
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,110
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,057
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/19 (Prere.)	1,680	1,758

Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/19 (Prere.)	10,000	10,495
2 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	1.110%	3/7/18 (Prere.)	3,800	3,800
Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	1.120%	3/7/18 LOC	5,100	5,100
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,160	6,364
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	125	133
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	2,840	3,015
Massachusetts Housing Finance Agency
Revenue	5.000%	12/1/43	750	793
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	2,385	2,405
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	695	701
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	900	939
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/43	2,195	2,264
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	2,165	2,238
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	1,190	1,242
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.050%	12/1/52	4,490	4,490
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,384
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,239
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	2,014
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,175
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,337
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,705
Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	7,740
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	5,045	5,696
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	3,150	3,545
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	5,025	5,648
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	11,213
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,250	8,120
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	11,520	12,881
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/29	2,400	2,817
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,060	8,994

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/30	4,700	5,494
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/31	7,855	9,148
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	4,000	4,213
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	2,515	2,778
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	7,020	8,100
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,295
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/35	2,500	2,813
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	10,090	11,233
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36	2,500	2,808
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/36	5,000	5,196
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	1/15/37	3,000	3,104
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/37	2,300	2,580
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/37	5,000	5,701
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/38	750	840
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	2,660	2,966
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/42	70	79
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	2/15/43	2,500	2,575
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/45	5,000	5,661
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/46	4,700	4,836
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	3,155	3,576
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	2,200	2,580
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	10,000	12,151
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	3,750	4,593
Massachusetts State Water Resources Authority
Refunding General Series E	5.000%	12/1/18	325	334
Massachusetts Transportation Fund Revenue	4.000%	6/1/38	4,415	4,622
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	20	22
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	2,750	3,034
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	5,000	5,516
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	2,065	2,278

Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	2,012
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	5,060	5,681
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/45	7,000	7,218
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	10,000	10,304
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/30	1,700	1,946
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/31	1,500	1,713
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/32	2,000	2,281
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/34	3,325	3,772
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/40	5,020	5,726
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/41	7,805	8,895
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	7,300	7,593
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/45	5,640	6,417
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,900
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,035	4,175
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	6,670	4,925
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	35	40
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/27	8,010	9,319
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/28	975	1,131
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	1,888
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/32	2,415	2,603
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20 (Prere.)	500	540
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	199
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	820	905
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	5,000	5,931
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/27 (4)	9,300	11,468
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	800	946
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	1,070	1,276

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	1,000	1,184
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,280	2,667
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,145	1,439
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	5,140	5,995
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/33	3,300	3,864
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34	3,465	4,042
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	8,000	10,238
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	7,200	7,503
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,710	3,048
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	2,715	3,110
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	4,870	5,578
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	1,000	1,109
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	11,067
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	8,000	8,982
Massachusetts Water Resources Authority
Revenue VRDO	1.110%	3/7/18	2,100	2,100
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,091
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/33	2,715	2,989
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	7,000	7,682
Stoughton MA GO	4.000%	10/15/31	3,865	4,159
University of Massachusetts Building Authority
Revenue	5.000%	11/1/31	2,500	2,883
University of Massachusetts Building Authority
Revenue	5.000%	11/1/32	4,060	4,678
University of Massachusetts Building Authority
Revenue	5.000%	11/1/35	5,460	6,365
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	2,000	2,214
University of Massachusetts Building Authority
Revenue	5.000%	11/1/38	4,615	5,342
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	6,695	7,418
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	14,020	15,774
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	3,000	3,408
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	3,365	3,771
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	6,020	6,188

University of Massachusetts Building Authority
Revenue	5.250%	11/1/47	5,000	5,882
Worcester MA GO	5.250%	8/15/21 (14)	315	316
Worcester MA GO	4.000%	1/15/32	2,365	2,486
Worcester MA GO	4.000%	1/15/33	2,190	2,294
				1,795,290
Guam (0.5%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	3,000	3,263
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,285	2,494
Guam Power Authority Revenue	5.000%	10/1/20	500	532
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,102
Guam Power Authority Revenue	5.000%	10/1/25	720	791
Guam Power Authority Revenue	5.000%	10/1/31	300	322
				8,504
Total Tax-Exempt Municipal Bonds (Cost $1,786,923)				1,803,794
Total Investments (99.8%) (Cost $1,786,923)				1,803,794
Other Assets and Liabilities-Net (0.2%)				3,232
Net Assets (100%)				1,807,026

1 Securities with a value of $479,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $9,000,000, representing 0.5% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).

Massachusetts Tax-Exempt Fund

(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2018	252	53,542	(4)
5-Year U.S. Treasury Note	June 2018	54	6,152	4
				—

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2018	(31)	(4,832)	(20)
10-Year U.S. Treasury Note	June 2018	(28)	(3,361)	(2)
				(22)
				(22)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for

Massachusetts Tax-Exempt Fund

tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of February 28, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Taxable Municipal Bonds	—	1,803,794	—
Futures Contracts—Assets[1]	7	—	—
Futures Contracts—Liabilities[1]	(52)	—	—
Total	(45)	1,803,794	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Massachusetts Tax-Exempt Fund

D. At February 28, 2018, the cost of investment securities for tax purposes was $1,787,613,000. Net unrealized appreciation of investment securities for tax purposes was $16,181,000, consisting of unrealized gains of $35,526,000 on securities that had risen in value since their purchase and $19,345,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.